401(k) SAVINGS PLAN	12 Months Ended
Dec. 31, 2016
Savings Plan [Abstract]
401(k) SAVINGS PLAN

NOTE 14 — 401(k) SAVINGS PLAN

Employees of Alta Mesa Services, LP, our wholly owned subsidiary (“Alta Mesa Services”), and Petro Operating Company, LP (“POC”) may participate in a 401(k) savings plan, whereby the employees may elect to make contributions pursuant to a salary reduction agreement. Alta Mesa Services and POC make a matching contribution equal to 100% of an employee’s salary deferral contribution up to a maximum of 5% of an employee’s salary, effective January 1, 2016. Matching contributions to the plan were approximately $1,122,000, $710,000, and $683,000 for the years ended December 31, 2016, 2015 and 2014, respectively.